Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

17.	Share-Based Compensation
Restricted shares owned by the management
In March 2020, several shareholders who are members of the management team (the “Restricted Shareholders”) entered into share restriction agreements with the Company and the Founder. Pursuant to these agreements, all or a portion of ordinary shares held by these Restricted Shareholders were converted into restricted shares (“Restricted Shareholders Shares”) which will vest in a maximum of 3 years provided that those Restricted Shareholders remain full-time employees of the Group. According to the share restriction agreements, the Founder obtained a right to repurchase the unvested Restricted Shareholders Shares at par value, the Company or the Founder has the right to repurchase the vested Restricted Shareholders Shares below fair value, upon termination of the employment of the Restricted Shareholders during the vesting period. The share restriction described above was accounted for as a grant of restricted stock award under a share-based compensation plan. Accordingly, the Group measured the fair value of the Restricted Shareholders Shares at the grant date and recognized the amount as compensation expense over the service period.

A summary of
non-vested
Restricted Shareholders Shares activity for the year ended December 31, 2021 is presented below:

Number of shares
Outstanding as of December 31, 2020	12,554,722
Vested	12,554,722
Outstanding as of December 31, 2021	—
The Group determined that the nonvested Restricted Shareholders Shares are participating securities as the nonvested Restricted Shareholders Shares have a nonforfeitable right to receive dividends but do not have a contractual obligation to fund or otherwise absorb the Group’s losses. The weighted-average grant date fair value of the Restricted Shareholders Shares is
USD$0.20 per share.
During the year ended December 31, 2020 and 2021, the Group recorded share-based compensation expense of RMB 60,623 and RMB
 16,403
respectively related to the Restricted Shareholders Shares.
Upon the termination of the Restricted Shareholders’ continuous services during the vesting period, the Company has a right (but not the obligation) to repurchase the vested Restricted Shareholders Shares at a price below fair value of the Restricted Shareholders Shares which is to be determined by the board of directors of the Company. The Company reclassified vested Restricted Shareholders Shares as liability in the consolidated balance sheets upon the termination of the managements’ service as the repurchase price is below fair value.

No
repurchase occurred during the year ended December 31, 2021. Such liability classified awards are remeasured at fair value subsequently at each reporting date until initial public offering, with the changes in fair value recorded as compensation expenses. The repurchase feature expired upon the initial public offering, thus the awards were reclassified from liability to equity, and an
RMB 67,505 corresponding increase in additional paid-in capital, upon the initial public offering. During the year ended
December 31, 2020 and 2021, RMB 33,100 and RMB
36,786
respectively related share based compensation expenses were recognized.
During the year ended December 31, 2020, two executive management terminated their services. As a result, an aggregate of 3,535,833 unvested
Restricted Shareholders Shares
were transferred to the Founder of the Company at par value and became immediately vested. The Company recorded RMB 6,654 of share-based compensation expense representing the excess of the fair value of the ordinary shares over the purchase price.
Share Option
In 2019, the Group adopted the 2018 share incentive plan (the “2018 Plan”), which permits the grant of three types of awards: options, restricted shares, and restricted share units. Persons eligible to participate in the 2018 Plan includes employees
(including members of management)
of the Group or any of its affiliates, which include the Group’s parent company, subsidiaries and the Group. Upon the adoption of the 2018 Plan, the maximum ordinary shares available for issuance were 62,504,000. According to the resolutions of the board of director in 2019, the Group reserved additional 321,655,746 ordinary shares for the 2018 Plan, and the maximum ordinary shares available for issuance were increased to 384,159,746.
During the year ended December 31, 2020, the Group granted 83,521,862 options under the 2018 Plan with a weighted average exercise prices of US$0.04 (RMB0.31). During the year ended December 31, 2021, the

Group granted 82,665,350 options under the 2018 Plan with a weighted average exercise prices of US$ 0.08 (RMB 0.51). The term of the option is fixed and does not exceed 10 years from the date of the grant. The options will be vested in accordance with the vesting schedules set out in the respective share option agreements with vesting period ranging from 1 to 4 years.
In 2021, the Group adopted the 2021 share incentive plan (the “2021 Plan”), the maximum aggregate number of shares which may be issued pursuant to all awards under the 2021 Plan shall initially be 80,508,501 shares, plus an annual increase on the first day of each year during the ten-year term of the 2021 Plan commencing with the year beginning January 1, 2022, by an amount equal to the lesser of (i) 2% of the total number of shares issued and outstanding on an as-converted fully diluted basis on the last day of the immediately preceding year and (ii) such number of shares as may be determined by the board. The annual increase shall cease to occur upon expiry of the ten-year term of the 2021 Plan.
During the year ended December 31,2021, no options granted under the 2021 Plan.
The vesting of the share options granted during the years ended December 31, 2020 and 2021 are only subject to service condition.
The following table sets forth the activities under the Company’s share options for the year
s
ended December 31, 2020 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Weighted Average Grant- date Fair Value	Aggregate Intrinsic Value
		RMB		RMB
Outstanding as of December 31, 2019	146,226,800	0.38	8.91	0.63	85,927
Granted	83,521,862	0.31	—	1.86	—
Exercised	—	—	—	—	—
Forfeited	(12,832,333)	0.46	—	0.63	—

Outstanding as of December 31, 2020	216,916,329	0.22	8.51	1.10	255,873

Granted	82,665,350	0.51	—	4.93	—
Exercised	(15,142,550)	0.41	—	1.42	—
Forfeited	(37,430,787)	0.29	—	2.41	—

Outstanding as of December 31, 2021	247,008,342	0.29	7.94	2.10	543,248

Exercisable as of December 31, 2021	113,445,534	0.20	6.98	0.85	104,682
The total grant-date fair value of options vested during the years ended December 31, 2020 and 2021 was RMB 24,045 and RMB 75,347, respectively.
The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions.

Year ended December 31
	2020	2021
Risk free rate of interest	2.51%-3.29%	1.47%-3.20%
Volatility	26%-28%	27%-28%
Dividend yield	—	—
Exercise multiples	2.2-2.8	2.2-2.8
Life of options (years)	10	10
Fair value of underlying ordinary shares	$0.17~$0.55	$0.14~$0.98
(1)	Risk free rate of interest
Based on the daily treasury long term rate of U.S. Department of the treasury with a maturity period close to the expected term of the option.

(2)	Volatility
The volatility factor estimated was based on the annualized standard deviation of the daily return embedded in historical share prices of the selected guideline companies with a time horizon close to the expected expiry of the term.

(3)	Dividend yield
The Company has never declared or paid any cash dividends on the Company’s ordinary shares, and does not anticipate any dividend payments on the Company’s ordinary shares in the foreseeable future.

(4)	Exercise multiples
The expected exercise multiple was estimated as the average ratio of the stock price as at the time when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to academic research publications. For key management grantee and non-key
management grantee, the exercise multiple was estimated to be 2.8 and 2.2 respectively.

(5)	Fair value of underlying ordinary shares
The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair values of the underlying ordinary shares on each date of grant after May 7, 2021, were the closing prices of the Company’s ordinary shares traded in the Stock Exchange.
In June 2020, an executive management of the Company transferred 44,142,283 shares to the Founder of the Company at transfer price of $0.12. The Company recorded RMB 55,837 of share-based compensation expense, representing the excess of the fair value of ordinary shares at the time of the transaction over the purchase price.

F-46
A summary of share-based compensation expense recognized related to share options granted and ordinary shares transfers is as follows:

	Year ended December 31,
	2020	2021
	RMB	RMB
Sales and marketing expenses	4,538	10,853
General and administrative expenses	210,011	190,252
Research and development expenses	13,279	25,056

	227,828	226,161

As of December 31, 2021, unrecognized compensation cost related to unvested option awards granted to employees of the Group was RMB 362,867. As of December 31, 2021, such cost was expected to be recognized over a weighted average period of 2.7 years.
Upon the termination of the grantee’s continuous services during the vesting period, the Company has a right (but not the obligation) to repurchase the vested award at a price no more than the fair value of the awards which is to be determined by the board of directors of the Company. The Company reclassified vested awards held by employees as liability in the consolidated balance sheets upon the termination of the employees’ service as the repurchase price is below fair value. No repurchase occurred in the year
s
ended December 31, 2019, 2020 and 2021. Such liability classified awards are remeasured at fair value subsequently at each reporting date, with the changes in fair value recorded as compensation expenses. During the years ended December 31, 2019, 2020 and 2021, RMB3,130, RMB25,369 and RMB 42,154
related share based compensation expenses were recognized. The repurchase feature expired upon the
initial public offering in May 2021, thus the awards were reclassified from liability to equity, an
RMB 68,567
corresponding increase in additional paid-in capital upon the initial public offering.
Employee Benefit Trust
In October 2020, the Company established ARK Trust (Hong Kong) Limited, a company controlled by the Company as a vehicle to hold shares that will be used to provide incentives and rewards to management team members who contribute to the success of the Company’s operations (the “Shareholding Platform”). The Shareholding Platform has no activities other than administrating the incentive programs and does not have any employees. Mr. Guo Nanyang, vice president of the Company, was appointed as the authorized representative of the Company to instruct the trustee to process the eligible participants to whom awards will be granted to.
In October 2020, the board of the Company approved to grant 102,762,450 restricted shares to certain management (the “Selected Management”) to replace options previously granted under the 2018
P
lan. The Selected Management paid the purchase price of the restricted shares of US$0.003 per share, which is lower than the exercised price of the original options. The vesting and other requirements imposed on the restricted shares were the same as those under the original option granted. As a result, the Group accounted for the reduction of the exercise price of the options and the issuance of restricted shares in exchange of the options of the Selected Management as a modification which requires the re-measurement
of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of RMB26,330, RMB5,702 of which is recognized on the modification date, and the remaining will be amortized through the vesting period of the restricted shares.